Related party transactions - Related Party Transactions (Details) - 6 months ended Jun. 30, 2021 € in Thousands, $ in Thousands	EUR (€)	USD ($)	EUR (€)
Disclosure of transactions between related parties [Line Items]
Collection	€ 1,711
Receivables			€ 1,813
Payments	(5,531)
Liabilities			(13,368)
Net collection (payments)	€ (3,820)
Net receivables (liabilities)			(11,555)
2018 Lumoxiti agreement, with AstraZeneca
Disclosure of transactions between related parties [Line Items]
Provision for charges		$ 6,200	€ 5,217